Pay vs Performance Disclosure - USD ($)	7 Months Ended	12 Months Ended			27 Months Ended	36 Months Ended
	Nov. 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 14, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (PEO) and our other named executive officers (Non-PEO NEOs) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

							Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for PEO (Kusserow)	Summary Compensation Table Total for PEO (Gerard)	Compensation Actually Paid to PEO (Kusserow)(2)	Compensation Actually Paid to PEO (Gerard)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (amounts in thousands)	Adjusted EBITDA ** (Company-Selected Measure; amounts in thousands)
2022	$4,075,992	$4,288,987	$(1,908,729)	$640,970	$2,028,840	$431,459	$158.49	$200.24	$118,609	$262,055
2021	$8,348,257	N/A	$(6,909,725)	N/A	$3,944,945	$35,556	$307.11	$187.29	$209,072	$299,598
2020	$6,361,976	N/A	$15,673,898	N/A	$2,999,305	$1,771,863	$556.50	$221.32	$183,608	$273,535
** See Appendix A hereto for the reconciliation of non-GAAP financial measures.
(1)The non-PEO named executive officers for each year are as follows:
•2022: Scott G. Ginn, Nick Muscato, Michael P. North, Denise Bohnert and David L. Kemmerly
•2021: Scott G.Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly
•2020: Scott G. Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly
(2)The amounts for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the PEOs or the Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEO and the Non-PEO NEOs as set forth below.

Adjustments to Determine Compensation Actually Paid to PEO (Kusserow)	2022	2021	2020
Total Compensation in Summary Compensation Table ("SCT")	$4,075,992	$8,348,257	$6,361,976
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(3,500,248)	$(7,245,979)	$(4,879,990)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$—	$—	$—
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(1,569,889)	$(3,272,473)	$2,320,088
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—	$(4,739,530)	$11,881,642
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(914,584)	$—	$(9,818)
Compensation Actually Paid to PEO (Kusserow)	$(1,908,729)	$(6,909,725)	$15,673,898

Adjustments to Determine Compensation Actually Paid to PEO (Gerard)	2022
Total Compensation in SCT	$4,288,987
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(2,625,199)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(875,270)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(147,548)
Compensation Actually Paid to PEO (Gerard)	$640,970

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Total Compensation in SCT	$2,028,840	$3,944,945	$2,999,305
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(1,200,137)	$(2,959,971)	$(1,720,005)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(200,091)	$(300,040)	$(218,652)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(117,678)	$(363,191)	$282,926
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(69,285)	$(266,846)	$368,979
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(10,190)	$(19,341)	$59,310
Compensation Actually Paid to Non-PEO NEOs	$431,459	$35,556	$1,771,863

Company Selected Measure Name						Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The non-PEO named executive officers for each year are as follows:
•2022: Scott G. Ginn, Nick Muscato, Michael P. North, Denise Bohnert and David L. Kemmerly
•2021: Scott G.Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly
•2020: Scott G. Ginn, Christopher T. Gerard, Sharon Brunecz and David L. Kemmerly

Peer Group Issuers, Footnote [Text Block]						The Peer Group Total Shareholder Return set forth in this table utilizes the NASDAQ composite index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes the investment of $100 in our common stock, the NASDAQ composite index and the industry peer group on December 31, 2017 and the reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock price performance.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEO and the Non-PEO NEOs as set forth below.

Adjustments to Determine Compensation Actually Paid to PEO (Kusserow)	2022	2021	2020
Total Compensation in Summary Compensation Table ("SCT")	$4,075,992	$8,348,257	$6,361,976
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(3,500,248)	$(7,245,979)	$(4,879,990)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$—	$—	$—
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(1,569,889)	$(3,272,473)	$2,320,088
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—	$(4,739,530)	$11,881,642
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(914,584)	$—	$(9,818)
Compensation Actually Paid to PEO (Kusserow)	$(1,908,729)	$(6,909,725)	$15,673,898

Adjustments to Determine Compensation Actually Paid to PEO (Gerard)	2022
Total Compensation in SCT	$4,288,987
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(2,625,199)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(875,270)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(147,548)
Compensation Actually Paid to PEO (Gerard)	$640,970

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Total Compensation in SCT	$2,028,840	$3,944,945	$2,999,305
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(1,200,137)	$(2,959,971)	$(1,720,005)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(200,091)	$(300,040)	$(218,652)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(117,678)	$(363,191)	$282,926
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(69,285)	$(266,846)	$368,979
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(10,190)	$(19,341)	$59,310
Compensation Actually Paid to Non-PEO NEOs	$431,459	$35,556	$1,771,863

Non-PEO NEO Average Total Compensation Amount		$ 2,028,840	$ 3,944,945	$ 2,999,305
Non-PEO NEO Average Compensation Actually Paid Amount		431,459	35,556	1,771,863
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusion and inclusion of certain amounts for the PEO and the Non-PEO NEOs as set forth below.

Adjustments to Determine Compensation Actually Paid to PEO (Kusserow)	2022	2021	2020
Total Compensation in Summary Compensation Table ("SCT")	$4,075,992	$8,348,257	$6,361,976
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(3,500,248)	$(7,245,979)	$(4,879,990)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$—	$—	$—
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(1,569,889)	$(3,272,473)	$2,320,088
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—	$(4,739,530)	$11,881,642
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(914,584)	$—	$(9,818)
Compensation Actually Paid to PEO (Kusserow)	$(1,908,729)	$(6,909,725)	$15,673,898

Adjustments to Determine Compensation Actually Paid to PEO (Gerard)	2022
Total Compensation in SCT	$4,288,987
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(2,625,199)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(875,270)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$—
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(147,548)
Compensation Actually Paid to PEO (Gerard)	$640,970

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Total Compensation in SCT	$2,028,840	$3,944,945	$2,999,305
Deductions for Amounts Reported under the "Stock Awards" column in the SCT	$(1,200,137)	$(2,959,971)	$(1,720,005)
Deductions for Amounts Reported under the "Options Awards" column in the SCT	$(200,091)	$(300,040)	$(218,652)
Change in Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$(117,678)	$(363,191)	$282,926
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(69,285)	$(266,846)	$368,979
Change in Fair Value from Prior-Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(10,190)	$(19,341)	$59,310
Compensation Actually Paid to Non-PEO NEOs	$431,459	$35,556	$1,771,863

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years, and the TSR of the Peer Group over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR, and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR over the three most recently completed fiscal years, and the TSR of the Peer Group over the same period.

Tabular List [Table Text Block]
Most Important Financial Performance Measure

The following table sets forth the sole financial performance measure we used to determine the compensation paid to our PEO and other NEOs for 2022. This performance measure is used for both our long-term and short-term incentive performance targets.

Most Important Financial Performance Measure
Adjusted EBITDA

Total Shareholder Return Amount		158.49	307.11	556.50
Peer Group Total Shareholder Return Amount		200.24	187.29	221.32
Net Income (Loss)		$ 118,609	$ 209,072	$ 183,608
Company Selected Measure Amount		262,055,000	299,598,000	273,535,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted EBITDA
Kusserow [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 4,075,992	$ 8,348,257	$ 6,361,976
PEO Actually Paid Compensation Amount		(1,908,729)	(6,909,725)	15,673,898
PEO Name					Kusserow
Kusserow [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,500,248)	(7,245,979)	(4,879,990)
Kusserow [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Kusserow [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,569,889)	(3,272,473)	2,320,088
Kusserow [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(4,739,530)	11,881,642
Kusserow [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(914,584)	0	(9,818)
Gerard [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		4,288,987
PEO Actually Paid Compensation Amount		640,970
PEO Name	Gerard
Gerard [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,625,199)
Gerard [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(875,270)
Gerard [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Gerard [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Gerard [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(147,548)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,200,137)	(2,959,971)	(1,720,005)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(200,091)	(300,040)	(218,652)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(117,678)	(363,191)	282,926
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(69,285)	(266,846)	368,979
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (10,190)	$ (19,341)	$ 59,310